UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 - 05/31/2008

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Industry                             Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.1%           Alliant Techsystems, Inc., 2.75%, 9/15/11 (a)(b)                  $  2,872        $  3,625,900
                                     DRS Technologies, Inc., 6.875%, 11/01/13                             2,100           2,147,250
                                     Esterline Technologies Corp., 7.75%, 6/15/13                         1,500           1,526,250
                                     Hawker Beechcraft Acquisitions Co. LLC,
                                     8.875%, 4/01/15 (c)                                                    365             367,726
                                     L-3 Communications Corp., 7.625%, 6/15/12                            2,025           2,062,969
                                     L-3 Communications Corp., 5.875%, 1/15/15                            2,300           2,179,250
                                     L-3 Communications Corp. Series B,
                                     6.375%, 10/15/15                                                     2,125           2,047,969
                                     L-3 Communications Holdings, Inc., 3%, 8/01/35 (a)                   2,120           2,602,300
                                     TransDigm, Inc., 7.75%, 7/15/14                                        700             715,750
                                                                                                                       ------------
                                                                                                                         17,275,364
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                      Continental Airlines, Inc. Series 1997-4-B,
                                     6.90%, 7/02/18                                                         156             140,357
                                     Continental Airlines, Inc. Series 1998-1-C,
                                     6.541%, 9/15/09                                                         32              32,336
                                     Continental Airlines, Inc. Series 2001-1-C,
                                     7.033%, 12/15/12                                                       466             426,429
                                                                                                                       ------------
                                                                                                                            599,122
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.4%               Allison Transmission, 11%, 11/01/15 (b)                                430             405,275
                                     Allison Transmission, 11.25%, 11/01/15 (b)(c)                        2,825           2,570,750
                                     The Goodyear Tire & Rubber Co., 7.857%, 8/15/11                        420             430,500
                                     The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                       877             925,235
                                     Lear Corp., 8.75%, 12/01/16                                          1,945           1,765,088
                                                                                                                       ------------
                                                                                                                          6,096,848
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                   Ford Capital BV, 9.50%, 6/01/10                                      1,095           1,056,675
                                     Ford Motor Co., 8.90%, 1/15/32                                       1,100             825,000
                                                                                                                       ------------
                                                                                                                          1,881,675
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.6%             Momentive Performance Materials, Inc.,
                                     11.50%, 12/01/16                                                     2,895           2,453,513
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.6%               E*Trade Financial Corp., 12.50%, 11/30/17 (b)                        2,240           2,441,600
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                     American Pacific Corp., 9%, 2/01/15                                  1,300           1,280,500
                                     Hexion U.S. Finance Corp., 7.176%, 11/15/14 (d)                        950             902,500
                                     Hexion U.S. Finance Corp., 9.75%, 11/15/14                             800             880,000
                                     Innophos, Inc., 8.875%, 8/15/14                                      1,185           1,208,700
                                     Key Plastics LLC, 11.75%, 3/15/13 (b)                                  675             303,750
                                     MacDermid, Inc., 9.50%, 4/15/17 (b)                                  2,500           2,425,000
                                     Nalco Finance Holdings, Inc., 10.086%, 2/01/14 (e)                   1,077           1,028,535
                                     Terra Capital, Inc. Series B, 7%, 2/01/17                              415             412,406
                                                                                                                       ------------
                                                                                                                          8,441,391
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                ARAMARK Corp., 8.50%, 2/01/15                                          910             931,612
Supplies - 4.6%                      Ashtead Capital, Inc., 9%, 8/15/16 (b)                                 305             271,450
                                     Corrections Corp. of America, 7.50%, 5/01/11                         4,425           4,458,187
                                     DI Finance Series B, 9.50%, 2/15/13                                    406             414,120
                                     PNA Intermediate Holding Corp., 9.676%, 2/15/13 (c)(d)               2,045           1,763,813

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Industry                             Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     Sally Holdings LLC, 9.25%, 11/15/14                               $    315        $    313,425
                                     Sally Holdings LLC, 10.50%, 11/15/16                                 1,105           1,077,375
                                     US Investigations Services, Inc., 10.50%, 11/01/15 (b)               1,000             905,000
                                     Waste Services, Inc., 9.50%, 4/15/14                                 4,425           4,436,063
                                     West Corp., 9.50%, 10/15/14                                          1,000             935,000
                                     West Corp., 11%, 10/15/16                                            4,220           3,734,700
                                                                                                                       ------------
                                                                                                                         19,240,745
-----------------------------------------------------------------------------------------------------------------------------------
Communications                       Nortel Networks Ltd., 6.963%, 7/15/11 (d)                            2,965           2,787,100
Equipment - 0.8%                     Nortel Networks Ltd., 10.75%, 7/15/16 (b)                              600             592,500
                                                                                                                       ------------
                                                                                                                          3,379,600
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                       Dycom Industries, Inc., 8.125%, 10/15/15                             2,625           2,520,000
Engineering - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 1.6%        Nortek Holdings, Inc., 10%, 12/01/13 (b)                             5,160           5,127,750
                                     Texas Industries, Inc., 7.25%, 7/15/13                               1,475           1,478,688
                                                                                                                       ------------
                                                                                                                          6,606,438
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 4.3%        Berry Plastics Holding Corp., 6.651%, 9/15/14 (d)                    2,805           2,370,225
                                     Berry Plastics Holding Corp., 8.875%, 9/15/14                        2,175           1,990,125
                                     Graphic Packaging International Corp.,
                                     8.50%, 8/15/11                                                       1,550           1,565,500
                                     Graphic Packaging International Corp.,
                                     9.50%, 8/15/13                                                         945             952,088
                                     Impress Holdings BV, 5.838%, 9/15/13 (b)(d)                            620             533,975
                                     Owens-Brockway Glass Container, Inc.,
                                     8.25%, 5/15/13                                                       1,500           1,552,500
                                     Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)                   2,020           1,333,200
                                     Pregis Corp., 12.375%, 10/15/13                                      1,765           1,716,463
                                     Rock-Tenn Co., 8.20%, 8/15/11                                        2,950           3,068,000
                                     Smurfit-Stone Container Enterprises, Inc.,
                                     8%, 3/15/17                                                          3,520           3,036,000
                                                                                                                       ------------
                                                                                                                         18,118,076
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                 Service Corp. International, 7%, 6/15/17                             4,425           4,292,250
Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (b)                 770             777,700
Services - 1.5%                      Ford Motor Credit Co. LLC, 5.46%, 1/13/12 (d)                          625             528,118
                                     Ford Motor Credit Co. LLC, 7.80%, 6/01/12                              300             265,421
                                     GMAC LLC, 7.25%, 3/02/11                                               900             770,881
                                     GMAC LLC, 6.75%, 12/01/14                                            1,050             812,931
                                     GMAC LLC, 8%, 11/01/31                                               1,550           1,187,426
                                     Leucadia National Corp., 8.125%, 9/15/15                             2,000           2,047,500
                                                                                                                       ------------
                                                                                                                          6,389,977
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Qwest Communications International, Inc.,
Services - 2.6%                      7.50%, 2/15/14                                                       3,640           3,567,200
                                     Qwest Corp., 6.05%, 6/15/13 (d)                                      2,150           2,085,500
                                     Qwest Corp., 7.625%, 6/15/15                                           850             845,750
                                     Windstream Corp., 8.125%, 8/01/13                                    4,400           4,499,000
                                                                                                                       ------------
                                                                                                                         10,997,450
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Industry                             Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%            Edison Mission Energy, 7.50%, 6/15/13                             $  2,750        $  2,805,000
                                     NSG Holdings LLC, 7.75%, 12/15/25 (b)                                1,530           1,510,875
                                     Tenaska Alabama Partners LP, 7%, 6/30/21 (b)                         2,929           2,714,885
                                                                                                                       ------------
                                                                                                                          7,030,760
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%          Coleman Cable, Inc., 9.875%, 10/01/12                                1,525           1,403,000
                                     UCAR Finance, Inc., 10.25%, 2/15/12                                    344             357,760
                                                                                                                       ------------
                                                                                                                          1,760,760
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               NXP BV, 5.463%, 10/15/13 (d)                                         1,995           1,825,425
Instruments - 0.9%                   Sanmina-SCI Corp., 6.75%, 3/01/13                                      255             235,238
                                     Sanmina-SCI Corp., 8.125%, 3/01/16                                   2,070           1,945,800
                                                                                                                       ------------
                                                                                                                          4,006,463
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                   Compagnie Generale de Geophysique-Veritas,
Services - 2.0%                      7.50%, 5/15/15                                                         305             308,812
                                     Compagnie Generale de Geophysique-Veritas,
                                     7.75%, 5/15/17                                                         470             479,400
                                     North American Energy Partners, Inc.,
                                     8.75%, 12/01/11                                                      1,060           1,070,600
                                     Ocean RIG ASA, 6.70%, 4/04/11 (d)                                    3,000           3,000,000
                                     SemGroup LP, 8.75%, 11/15/15 (b)                                     3,710           3,617,250
                                                                                                                       ------------
                                                                                                                          8,476,062
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.5%      AmeriQual Group LLC, 9.50%, 4/01/12 (b)                              1,225             784,000
                                     National Beef Packing Co. LLC, 10.50%, 8/01/11                       3,000           2,790,000
                                     Rite Aid Corp., 7.50%, 3/01/17                                       2,880           2,624,400
                                                                                                                       ------------
                                                                                                                          6,198,400
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                 Del Monte Corp., 8.625%, 12/15/12                                    4,373           4,482,325
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%                 El Paso Performance-Linked Trust, 7.75%, 7/15/11 (b)                 1,955           2,011,069
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Catalent Pharma Solutions, Inc., 9.50%, 4/15/15                      1,500           1,361,250
Supplies - 2.6%                      Hologic, Inc., 2%, 12/15/37 (a)(e)                                   1,285           1,143,650
                                     LVB Acquisition Merger Sub, Inc., 10.375%,
                                     10/15/17 (b)(c)                                                        400             425,000
                                     LVB Acquisition Merger Sub, Inc.,
                                     11.625%, 10/15/17 (b)                                                  400             424,000
                                     ReAble Therapeutics Finance LLC,
                                     10.875%, 11/15/14 (b)                                                7,500           7,500,000
                                                                                                                       ------------
                                                                                                                         10,853,900
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Community Health Systems, Inc. Series WI,
Services - 3.8%                      8.875%, 7/15/15                                                        220             226,875
                                     Omnicare, Inc., 6.75%, 12/15/13                                      1,075           1,007,813
                                     Omnicare, Inc. Series OCR, 3.25%, 12/15/35 (a)                       1,160             845,350
                                     Tenet Healthcare Corp., 6.375%, 12/01/11                               410             388,475
                                     Tenet Healthcare Corp., 6.50%, 6/01/12                               6,420           5,970,600
                                     US Oncology, Inc., 9%, 8/15/12                                       2,500           2,528,125
                                     United Surgical Partners International, Inc.,
                                     8.875%, 5/01/17                                                      1,800           1,764,000
                                     Universal Hospital Services, Inc., 6.303%, 6/01/15 (d)                 460             435,850
                                     Vanguard Health Holding Co. II, LLC, 9%, 10/01/14                    2,950           3,031,125
                                                                                                                       ------------
                                                                                                                         16,198,213
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Industry                             Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                American Real Estate Partners LP, 7.125%, 2/15/13                 $  2,115        $  1,935,225
Leisure - 7.2%                       Caesars Entertainment, Inc., 7.875%, 3/15/10                         2,075           1,966,063
                                     Galaxy Entertainment Finance Co. Ltd., 9.829%,
                                     12/15/10 (b)(d)                                                        425             418,625
                                     Galaxy Entertainment Finance Co. Ltd., 9.875%,
                                     12/15/12 (b)                                                           850             858,500
                                     Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)                      2,970           2,880,900
                                     Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(f)(g)                    832             574,080
                                     Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)                 4,810           3,626,579
                                     Inn of the Mountain Gods Resort & Casino,
                                     12%, 11/15/10                                                        2,450           2,131,500
                                     Landry's Restaurants, Inc., 9.50%, 12/15/14                            355             349,675
                                     Little Traverse Bay Bands of Odawa Indians,
                                     10.25%, 2/15/14 (b)                                                  1,855           1,734,425
                                     Penn National Gaming, Inc., 6.875%, 12/01/11                         2,950           2,891,000
                                     Pinnacle Entertainment, Inc., 7.50%, 6/15/15 (b)                     1,190             981,750
                                     San Pasqual Casino, 8%, 9/15/13 (b)                                  1,525           1,456,375
                                     Shingle Springs Tribal Gaming Authority,
                                     9.375%, 6/15/15 (b)                                                    490             427,525
                                     Station Casinos, Inc., 6.50%, 2/01/14                                  715             450,450
                                     Station Casinos, Inc., 7.75%, 8/15/16                                2,400           1,998,000
                                     Station Casinos, Inc., 6.625%, 3/15/18                                 215             125,775
                                     Travelport LLC, 7.307%, 9/01/14 (d)                                    520             442,000
                                     Tropicana Entertainment LLC Series WI,
                                     9.625%, 12/15/14 (f)(g)                                                950             532,000
                                     Universal City Florida Holding Co. I,
                                     7.623%, 5/01/10 (d)                                                  1,950           1,915,875
                                     Virgin River Casino Corp., 9%, 1/15/12                               1,435             982,975
                                     Wynn Las Vegas LLC, 6.625%, 12/01/14                                 1,850           1,785,250
                                                                                                                       ------------
                                                                                                                         30,464,547
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.0%            American Greetings Corp., 7.375%, 6/01/16                            2,350           2,344,125
                                     Jarden Corp., 7.50%, 5/01/17                                         1,490           1,329,825
                                     The Yankee Candle Co., Inc., 9.75%, 2/15/17                            485             378,300
                                                                                                                       ------------
                                                                                                                          4,052,250
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                   First Data Corp., 9.875%, 9/24/15 (b)                                1,660           1,502,300
                                     SunGard Data Systems, Inc., 9.125%, 8/15/13                          3,550           3,656,500
                                                                                                                       ------------
                                                                                                                          5,158,800
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &        The AES Corp., 8.75%, 5/15/13 (b)                                    1,480           1,537,350
Energy Traders - 3.3%                Energy Future Holding Corp., 11.25%, 11/01/17 (b)(c)                 5,200           5,356,000
                                     NRG Energy, Inc., 7.25%, 2/01/14                                     2,325           2,278,500
                                     NRG Energy, Inc., 7.375%, 2/01/16                                    2,300           2,242,500
                                     Texas Competitive Electric Holdings Co. LLC,
                                     10.25%, 11/01/15 (b)                                                 1,140           1,164,225
                                     Texas Competitive Electric Holdings Co. LLC,
                                     10.50%, 11/01/16 (b)(c)                                              1,500           1,522,500
                                                                                                                       ------------
                                                                                                                         14,101,075
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Industry                             Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                     Alliant Holdings I, Inc., 11%, 5/01/15 (b)                        $  2,500        $  2,162,500
                                     USI Holdings Corp., 6.551%, 11/15/14 (b)(d)                          1,000             805,000
                                                                                                                       ------------
                                                                                                                          2,967,500
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                  Quiksilver, Inc., 6.875%, 4/15/15                                    2,600           2,132,000
Products - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.2%                     AGY Holding Corp., 11%, 11/15/14 (b)                                 1,890           1,738,800
                                     Accuride Corp., 8.50%, 2/01/15                                         820             676,500
                                     RBS Global, Inc., 8.875%, 9/01/16                                      825             796,125
                                     Terex Corp., 8%, 11/15/17                                            1,760           1,799,600
                                                                                                                       ------------
                                                                                                                          5,011,025
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                        Navios Maritime Holdings, Inc., 9.50%, 12/15/14                        691             711,730
-----------------------------------------------------------------------------------------------------------------------------------
Media - 14.3%                        Affinion Group, Inc., 11.50%, 10/15/15                               2,065           2,098,556
                                     Allbritton Communications Co., 7.75%, 12/15/12                       2,650           2,656,625
                                     American Media Operations, Inc. Series B,
                                     10.25%, 5/01/09                                                        350             294,000
                                     American Media Operations, Inc. Series B,
                                     10.25%, 5/01/09 (b)                                                     13              10,690
                                     Barrington Broadcasting Group LLC, 10.50%, 8/15/14                   1,705           1,491,875
                                     CMP Susquehanna Corp., 9.875%, 5/15/14                               2,950           2,079,750
                                     CSC Holdings, Inc. Series B, 7.625%, 4/01/11                         3,400           3,400,000
                                     Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (d)                100             100,500
                                     Cablevision Systems Corp. Series B, 8%, 4/15/12                        700             680,750
                                     Cadmus Communications Corp., 8.375%, 6/15/14                         2,400           2,040,000
                                     Charter Communications Holdings I, LLC,
                                     11%, 10/01/15                                                        4,735           4,019,762
                                     Charter Communications Holdings II, LLC,
                                     10.25%, 9/15/10                                                      4,330           4,308,350
                                     Dex Media West LLC, 9.875%, 8/15/13                                  2,171           2,092,301
                                     DirecTV Holdings LLC, 7.625%, 5/15/16 (b)                            3,400           3,387,250
                                     EchoStar DBS Corp., 7.125%, 2/01/16                                  1,685           1,609,175
                                     Harland Clarke Holdings Corp., 7.426%, 5/15/15 (d)                     510             383,775
                                     Harland Clarke Holdings Corp., 9.50%, 5/15/15                          620             508,400
                                     Liberty Media Corp., 3.125%, 3/30/23 (a)                             1,616           1,737,200
                                     Mediacom LLC, 9.50%, 1/15/13                                         3,675           3,509,625
                                     Network Communications, Inc., 10.75%, 12/01/13                          35              26,775
                                     Nielsen Finance LLC, 10%, 8/01/14                                    2,755           2,841,094
                                     Nielsen Finance LLC, 10%, 8/01/14 (b)                                2,720           2,805,000
                                     Paxson Communications Corp., 5.963%, 1/15/12 (b)(d)                  4,475           3,736,625
                                     R.H. Donnelley Corp., 8.875%, 10/15/17 (b)                             650             435,500
                                     R.H. Donnelley Corp. Series A-2, 6.875%, 1/15/13                     1,845           1,236,150
                                     R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16                     1,065             729,525
                                     Rainbow National Services LLC, 10.375%, 9/01/14 (b)                  1,912           2,045,840
                                     Salem Communications Corp., 7.75%, 12/15/10                          3,825           3,581,156
                                     Sirius Satellite Radio, Inc., 9.625%, 8/01/13                          775             664,563
                                     TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                           5,890           5,359,900

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Industry                             Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     Windstream Regatta Holdings, Inc.,
                                     11%, 12/01/17 (b)                                                 $  1,052        $    704,840
                                                                                                                       ------------
                                                                                                                         60,575,552
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.1%               Aleris International, Inc., 9%, 12/15/14 (c)                         2,025           1,655,437
                                     Aleris International, Inc., 10%, 12/15/16                            1,300             932,750
                                     Blaze Recycling & Metals LLC, 10.875%, 7/15/12 (b)                     300             285,000
                                     FMG Finance Property Ltd., 10%, 9/01/13 (b)                            790             872,950
                                     FMG Finance Property Ltd., 10.625%, 9/01/16 (b)                      1,910           2,215,600
                                     Foundation PA Coal Co., 7.25%, 8/01/14                               2,925           2,998,125
                                     Freeport-McMoRan Copper & Gold, Inc.,
                                     5.883%, 4/01/15 (d)                                                  2,660           2,659,734
                                     Freeport-McMoRan Copper & Gold, Inc.,
                                     8.375%, 4/01/17                                                      3,745           4,025,875
                                     Indalex Holding Corp. Series B, 11.50%, 2/01/14                      1,509             822,405
                                     Novelis, Inc., 7.25%, 2/15/15                                        2,975           2,796,500
                                     Ryerson, Inc., 10.248%, 11/01/14 (b)(d)                                600             553,500
                                     Ryerson, Inc., 12%, 11/01/15 (b)                                       850             824,500
                                     Steel Dynamics, Inc., 7.375%, 11/01/12 (b)                             770             775,775
                                                                                                                       ------------
                                                                                                                         21,418,151
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%              Neiman Marcus Group, Inc., 9%, 10/15/15 (c)                          2,210           2,239,021
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)                      1,880           1,992,800
Fuels - 8.0%                         Berry Petroleum Co., 8.25%, 11/01/16                                   750             768,750
                                     Chaparral Energy, Inc., 8.50%, 12/01/15                                930             823,050
                                     Chesapeake Energy Corp., 7.25%, 12/15/18                             3,700           3,672,250
                                     Compton Petroleum Finance Corp., 7.625%, 12/01/13                    2,390           2,339,212
                                     Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)                     1,965           2,073,075
                                     Copano Energy LLC, 8.125%, 3/01/16                                     980           1,006,950
                                     EXCO Resources, Inc., 7.25%, 1/15/11                                 4,150           4,072,187
                                     Encore Acquisition Co., 6.25%, 4/15/14                               3,000           2,895,000
                                     Forest Oil Corp., 7.25%, 6/15/19                                     1,800           1,768,500
                                     Forest Oil Corp., 7.25%, 6/15/19 (b)                                 1,570           1,542,525
                                     OPTI Canada, Inc., 8.25%, 12/15/14                                   2,530           2,605,900
                                     Petrohawk Energy Corp., 7.875%, 6/01/15 (b)                            975             973,781
                                     Sabine Pass LNG LP, 7.50%, 11/30/16                                    555             507,131
                                     SandRidge Energy, Inc., 8.625%, 4/01/15 (b)(c)                       1,100           1,130,250
                                     SandRidge Energy, Inc., 8%, 6/01/18 (b)                              1,475           1,493,438
                                     Teekay Shipping Corp., 8.875%, 7/15/11                               3,750           4,007,813
                                                                                                                       ------------
                                                                                                                         33,672,612
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 4.9%       Abitibi-Consolidated, Inc., 6.30%, 6/15/11 (d)                       2,925           1,316,250
                                     Abitibi-Consolidated, Inc., 8.85%, 8/01/30                             290             113,100
                                     Ainsworth Lumber Co. Ltd., 6.446%, 10/01/10 (d)                      2,015             967,200
                                     Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12                             175              78,750
                                     Ainsworth Lumber Co. Ltd., 6.696%, 4/01/13 (d)                       1,140             581,400
                                     Bowater Canada Finance Corp., 7.95%, 11/15/11                        1,185             829,500
                                     Bowater, Inc., 5.80%, 3/15/10 (d)                                    4,075           3,219,250
                                     Domtar Corp., 7.125%, 8/15/15                                        4,000           3,820,000

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Industry                             Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     NewPage Corp., 10%, 5/01/12 (b)                                   $  3,290        $  3,503,850
                                     NewPage Corp., 12%, 5/01/13                                          1,770           1,871,775
                                     Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11                    1,315           1,137,475
                                     Verso Paper Holdings LLC Series B, 6.623%, 8/01/14 (d)                 420             390,600
                                     Verso Paper Holdings LLC Series B, 9.125%, 8/01/14                   2,710           2,784,525
                                                                                                                       ------------
                                                                                                                         20,613,675
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%             Chattem, Inc., 7%, 3/01/14                                           2,025           2,014,875
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.1%               Angiotech Pharmaceuticals, Inc., 6.432%, 12/01/13 (d)                2,105           1,820,825
                                     Elan Finance Plc, 6.676%, 11/15/11 (d)                               2,950           2,773,000
                                                                                                                       ------------
                                                                                                                          4,593,825
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        FelCor Lodging LP, 8.50%, 6/01/11                                    1,425           1,449,937
(REITs) - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             Forest City Enterprises, Inc., 7.625%, 6/01/15                       4,400           4,103,000
Development - 2.0%                   Realogy Corp., 10.50%, 4/15/14                                       1,900           1,425,000
                                     Realogy Corp., 11%, 4/15/14 (c)                                      2,340           1,521,000
                                     Realogy Corp., 12.375%, 4/15/15                                      2,385           1,299,825
                                                                                                                       ------------
                                                                                                                          8,348,825
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                   Avis Budget Car Rental LLC, 5.176%, 5/15/14 (d)                      4,150           3,558,625
                                     Avis Budget Car Rental LLC, 7.625%, 5/15/14                            875             787,500
                                                                                                                       ------------
                                                                                                                          4,346,125
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     Amkor Technology, Inc., 7.75%, 5/15/13                                 410             393,600
Semiconductor Equipment - 1.2%       Amkor Technology, Inc., 9.25%, 6/01/16                               1,255           1,245,587
                                     Freescale Semiconductor, Inc., 8.875%, 12/15/14                      1,080             955,800
                                     Freescale Semiconductor, Inc., 9.125%, 12/15/14 (c)                  1,505           1,290,537
                                     Spansion, Inc., 5.807%, 6/01/13 (b)(d)                               1,800           1,314,000
                                                                                                                       ------------
                                                                                                                          5,199,524
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                      BMS Holdings, Inc., 9.954%, 2/15/12 (b)(c)(d)                        1,004             602,464
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.6%              Asbury Automotive Group, Inc., 7.625%, 3/15/17                         520             436,800
                                     AutoNation, Inc., 4.713%, 4/15/13 (d)                                4,200           3,711,750
                                     AutoNation, Inc., 7%, 4/15/14                                        1,200           1,135,500
                                     Buffets, Inc., 12.50%, 11/01/14 (f)(g)                                 970              19,400
                                     General Nutrition Centers, Inc., 7.199%, 3/15/14 (c)(d)              2,610           2,269,512
                                     General Nutrition Centers, Inc., 10.75%, 3/15/15                     2,100           1,879,500
                                     Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(e)                      1,340             891,100
                                     Michaels Stores, Inc., 10%, 11/01/14                                 2,220           2,053,500
                                     Michaels Stores, Inc., 11.375%, 11/01/16                             1,405           1,208,300
                                     United Auto Group, Inc., 7.75%, 12/15/16                             1,675           1,557,750
                                                                                                                       ------------
                                                                                                                         15,163,112
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                  Levi Strauss & Co., 8.875%, 4/01/16                                  2,925           2,961,563
Luxury Goods - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                   Residential Capital Corp., 7.625%, 11/21/08                          1,570           1,444,400
Finance - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           Centennial Cellular Operating Co. LLC,
Services - 5.8%                      10.125%, 6/15/13                                                     2,400           2,496,000
                                     Centennial Communications Corp., 8.448%, 1/01/13 (d)                 2,030           1,933,575
                                     Cricket Communications, Inc., 9.375%, 11/01/14 (b)(e)                1,850           1,785,250

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Industry                             Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     Digicel Group Ltd., 8.875%, 1/15/15 (b)                           $  1,710        $  1,568,925
                                     Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)                           2,987           2,505,808
                                     FiberTower Corp., 9%, 11/15/12 (a)                                   1,000             765,000
                                     iPCS, Inc., 4.998%, 5/01/13 (d)                                        920             791,200
                                     MetroPCS Wireless, Inc., 9.25%, 11/01/14                             4,705           4,522,681
                                     Nordic Telephone Co. Holdings ApS,
                                     8.875%, 5/01/16 (b)                                                  3,550           3,496,750
                                     Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)                       365             349,488
                                     Rural Cellular Corp., 8.25%, 3/15/12                                 1,365           1,412,775
                                     Sprint Capital Corp., 7.625%, 1/30/11                                2,750           2,660,625
                                                                                                                       ------------
                                                                                                                         24,288,077
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Corporate Bonds - 105.4%                                                     445,282,666
-----------------------------------------------------------------------------------------------------------------------------------

                                     Floating Rate Loan Interests
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%               Allison Transmission Term Loan B, 5.48% - 5.75%, 8/07/14               499             456,743
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.9%             Building Material Corp. of America First Lien Term
                                     Loan, 5.687%, 2/22/14                                                  750             670,313
                                     Masonite International Term Loan, 5.046%, 4/06/13                    1,695           1,606,423
                                     Masonite International Term Loan B, 5.046%, 4/06/13                  1,704           1,614,775
                                                                                                                       ------------
                                                                                                                          3,891,511
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%               Marsico Parent Company, LLC Term Loan B,
                                     5.625% - 7.25%, 11/14/14                                               997             887,775
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                     PQ Corp. First Lien Term Loan, 8.203%, 5/29/15                       1,000             937,500
                                     PQ Corp. Second Lien Term Loan, 12.442%, 5/29/16                     5,500           4,840,000
                                     Wellman, Inc. Second Lien Term Loan,
                                     9.989%, 2/10/10 (f)(g)                                               4,650           1,069,500
                                                                                                                       ------------
                                                                                                                          6,847,000
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.6%      Alltel Corp. Term Loan B1, 5.248%, 5/16/15                           2,625           2,424,844
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%        Berry Plastics Corp. Term Loan B, 9.728%, 6/15/14                    1,352             946,925
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Wind Telecomunicazione SpA Second Lien Term Loan,
Services - 0.6%                      10.92%, 12/17/14                                               EUR   1,500           2,344,220
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Rotech Healthcare, Inc. Term Loan B,
Services - 0.5%                      8.899%, 9/26/11                                                   $  2,318           2,016,494
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                Travelport, Inc. Term Loan, 9.913%, 3/22/12                          4,057           3,164,470
Leisure - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%            Spectrum Brands, Inc. Letter of Credit,
                                     2.678%, 4/15/13                                                         37              35,230
                                     Spectrum Brands, Inc. Term Loan B-1,
                                     6.59% - 6.734%, 4/15/13                                                736             699,437
                                                                                                                       ------------
                                                                                                                            734,667
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &        TXU Corp. Term Loan B-1, 6.234%, 10/10/14                              330             309,375
Energy Traders - 1.5%                TXU Corp. Term Loan B-2, 6.234% - 6.478%, 10/14/29                     746             702,238
                                     TXU Corp. Term Loan B-3, 6.234% - 6.478%, 10/10/14                   5,473           5,142,782
                                                                                                                       ------------
                                                                                                                          6,154,395
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     Rexnord Corp. Payment In Kind Term Loan,
                                     10.058%, 3/02/13                                                       589             462,246
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.9%                         Affinion Group, Inc. Term Loan, 9.267%, 3/01/12                        650             542,750

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Industry                             Floating Rate Loan Interests                                        (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     Catalina Marketing Group Term Loan,
                                     6.938%, 10/09/15                                                  $  4,000        $  3,600,000
                                     Education Media and Publishing First Lien Term Loan,
                                     6.901%, 5/15/09                                                        515             492,614
                                     Education Media and Publishing First Lien Term Loan B,
                                     6.901%, 11/14/14                                                     3,735           3,417,386
                                     Education Media and Publishing Second Lien Term Loan,
                                     12.401%, 11/14/14                                                    8,597           7,135,251
                                     New Vision Television First Lien Term Loan,
                                     9.58%, 10/26/14                                                      1,750           1,382,500
                                                                                                                       ------------
                                                                                                                         16,570,501
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%       NewPage Corp. Tem Loan B, 6.313%, 12/07/14                             499             496,814
                                     Verso Paper Holdings LLC Term Loan B,
                                     9.078%, 2/01/13                                                      1,705           1,605,203
                                                                                                                       ------------
                                                                                                                          2,102,017
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Floating Rate Loan Interests  - 11.6%                                         49,003,808
-----------------------------------------------------------------------------------------------------------------------------------

                                     Common Stocks                                                       Shares
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%               E*Trade Financial Corp. (g)                                        108,426             444,547
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.6%      Loral Space & Communications Ltd. (g)                              123,724           2,399,008
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%          Medis Technologies Ltd. (g)                                        109,685             678,950
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%               CenterPoint Energy, Inc.                                           187,787           3,181,112
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%       Western Forest Products, Inc. (g)                                   74,889              90,446
                                     Western Forest Products, Inc. Restricted Shares (g)                 74,936              90,502
                                                                                                                       ------------
                                                                                                                            180,948
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor       Cypress Semiconductor Corp. (g)                                     46,938           1,308,631
Equipment - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks - 2.0%                                                           8,193,196
-----------------------------------------------------------------------------------------------------------------------------------
                                     Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Par
                                     Capital Trusts                                                      (000)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                Citigroup, Inc., 8.40% (d)(h)                                     $  3,000           2,973,870
Services - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Capital Trusts - 0.7%                                                          2,973,870
-----------------------------------------------------------------------------------------------------------------------------------

                                     Preferred Stocks                                                    Shares
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                     American International Group, Inc., 8.50% (a)                       20,000           1,479,800
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                EXCO Resources, Inc., 7% (a)                                            63             756,000
Fuels - 0.9%                         EXCO Resources, Inc., 11%                                              259           3,108,000
                                                                                                                       ------------
                                                                                                                          3,864,000
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Preferred Stocks - 1.3%                                                        5,343,800
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Preferred Securities  - 2.0%                                                   8,317,670
-----------------------------------------------------------------------------------------------------------------------------------

                                     Warrants (i)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              HealthSouth Corp. (expires 1/16/14)                                 52,465              13,116
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%       MDP Acquisitions Plc (expires 10/01/13)                              1,100              57,449
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           American Tower Corp. (expires 8/01/08)                               1,350             868,556
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Warrants  - 0.2%                                                                 939,121
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                       Beneficial
                                                                                                        Interest
                                     Other Interests (j)                                                 (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Adelphia Escrow                                                   $  1,250        $        125
                                     Adelphia Recovery Trust                                              1,568               6,271
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Other Interests - 0.0%                                                             6,396
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Long-Term Securities
                                     (Cost - $548,002,361) - 121.2%                                                     511,742,857
-----------------------------------------------------------------------------------------------------------------------------------

                                     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                     BlackRock Liquidity Series, LLC
                                     Cash Sweep Series, 2.63% (k)(l)                                      1,845           1,845,149
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities
                                     (Cost - $1,845,149) - 0.4%                                                           1,845,149
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $549,847,510*) - 121.6%                                  513,588,006

                                     Liabilities in Excess of Other Assets - (21.6%)                                    (91,279,596)
                                                                                                                       ------------
                                     Net Assets - 100.0%                                                               $422,308,410
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 550,561,360
                                                                  =============
      Gross unrealized appreciation                               $   8,689,467
      Gross unrealized depreciation                                 (45,662,821)
                                                                  -------------
      Net unrealized depreciation                                 $ (36,973,354)
                                                                  =============

(a)   Convertible security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(f)   Issuer filed for bankruptcy or is in default of interest payments.
(g)   Non-income producing security.
(h) Security is a perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified tie without default.
(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                     Net Activity       Interest
      Affiliate                                         (000)            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                              $ (990)          $ 87,029
      --------------------------------------------------------------------------

(l)   Represents the current yield as of report date.

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments May 31, 2008 (Unaudited)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
o     Forward foreign currency contracts as of May 31, 2008 were as follows:

      --------------------------------------------------------------------------
      Currency              Currency            Settlement           Unrealized
      Purchased               Sold                 Date             Depreciation
      --------------------------------------------------------------------------
      $2,266,636         EUR  1,462,000          7/23/08             $ (1,811)
      --------------------------------------------------------------------------

o     Swaps outstanding as of May 31, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                                                  Notional
                                                                   Amount       Unrealized
                                                                   (000)       Depreciation
      -------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Company
      and receive 3.80%

      Broker, JPMorgan Chase
      Expires March 2010                                         $  4,750     $   (456,812)

      Sold credit default protection on Ford Motor Company and receive 3.80%

      Broker, UBS Warburg
      Expires March 2010                                         $  1,480         (142,334)

      Sold credit default protection on Ford Motor Company and receive 5%

      Broker, Goldman Sachs & Co.
      Expires June 2010                                          $  5,920         (531,373)
      -------------------------------------------------------------------------------------
      Total                                                                   $ (1,130,519)
                                                                              ============

o     Currency Abbreviation:
      EUR   Euro

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund V, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund V, Inc.

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund V, Inc.

Date: July 18, 2008